Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 279
Provision for credit losses	110,229	280
Foreign exchange translation	(1,572)	(1)
Ending balance	$ 108,936	$ 279